Leases, Commitments and Contingencies (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Operating Leases
2023 (excluding 3 months ended April 30, 2022)	$ 4,551
2024	3,869
2025	2,387
2026	1,122
2027	1,130
Thereafter	4,699
Total future minimum lease payments	17,758
Less effects of discounting	(2,514)
Total lease liabilities	15,244
Reported as of April 30, 2022
Lease liabilities	4,967	$ 6,387
Long term lease liabilities	10,277	$ 11,750
Total lease liabilities	$ 15,244